Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Antidilutive shares excluded from diluted EPS (in shares)									200	1,500	600
Amounts attributable to FMC stockholders:
Continuing operations, net of income taxes	$ 157.7	$ 48.9	$ 97.0	$ 227.8	$ (240.5)	$ 41.7	$ 36.0	$ 27.1	$ 531.4	$ (135.7)	$ 71.1
Discontinued operations, net of income taxes	(125.3)	23.9	32.7	39.4	770.6	13.5	38.7	(151.3)	(29.3)	671.5	138.0
Net income (loss) attributable to FMC stockholders	$ 32.4	$ 72.8	$ 129.7	$ 267.2	$ 530.1	$ 55.2	$ 74.7	$ (124.2)	502.1	535.8	209.1
Less: Distributed and undistributed earnings allocable to restricted award holders									(2.4)	0.0	(0.2)
Net income (loss) allocable to common stockholders									$ 499.7	$ 535.8	$ 208.9
Basic earnings (loss) per common share attributable to FMC stockholders:
Continuing operations (in dollars per share)	$ 1.17	$ 0.36	$ 0.72	$ 1.69	$ (1.79)	$ 0.31	$ 0.28	$ 0.20	$ 3.94	$ (1.01)	$ 0.53
Discontinued operations (in dollars per share)	(0.93)	0.18	0.24	0.29	5.73	0.10	0.28	(1.13)	(0.22)	5.00	1.03
Net income (loss) attributable to FMC stockholders (in dollars per share)	0.24	0.54	0.96	1.98	3.94	0.41	0.56	(0.93)	3.72	3.99	1.56
Diluted earnings (loss) per common share attributable to FMC stockholders:
Continuing operations (in dollars per share)	1.17	0.36	0.72	1.67	(1.79)	0.31	0.28	0.20	3.91	(1.01)	0.53
Discontinued operations (in dollars per share)	(0.93)	0.18	0.24	0.29	5.73	0.10	0.28	(1.12)	(0.22)	5.00	1.03
Net income (loss) attributable to FMC stockholders (in dollars per share)	$ 0.24	$ 0.54	$ 0.96	$ 1.96	$ 3.94	$ 0.41	$ 0.56	$ (0.92)	$ 3.69	$ 3.99	$ 1.56
Shares (in thousands):
Weighted average number of shares of common stock outstanding - Basic (in shares)	133,700	134,900	134,800	134,600	134,500	134,400	134,200	134,000	134,406	134,255	133,890
Weighted average additional shares assuming conversion of potential common shares (in shares)									1,473	0	648
Shares – diluted basis (in shares)	135,100	136,400	136,200	136,200	134,500	135,900	135,600	135,100	135,879	134,255	134,538